Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of deposits from customers [line items]
Deposits from customers	£ 175,885	£ 183,146
Santander UK Group Holdings plc [member]
Disclosure of deposits from customers [line items]
Deposits from customers	8,301	6,256
Current and Demand Accounts - Interest Bearing [member]
Disclosure of deposits from customers [line items]
Deposits from customers	84,656	85,749
Current and Demand Accounts - Non-interest Bearing [member]
Disclosure of deposits from customers [line items]
Deposits from customers	2	2
Savings Accounts [member]
Disclosure of deposits from customers [line items]
Deposits from customers	65,033	70,461
Time Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	17,358	19,951
Amounts Due to Fellow Banco Santander Subsidiaries [member]
Disclosure of deposits from customers [line items]
Deposits from customers	£ 535	£ 727